Other long-term investment (Tables)	12 Months Ended
Dec. 31, 2014
Other long-term investment [Abstract]
Schedule of Other Long-term Investment
Cost method investee	Initial Cost	Ownership	December 31, 2013	December 31, 2014
	US$		US$	US$
Henan Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648	241,648